Short-Term Investments (Details) - Schedule of short-term invstment - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
Schedule Of Short Term Invstment Abstract
Beginning balance	$ 13,725,204
Add: purchase wealth management financial products		15,330,660
Less: redemption		(1,801,927)
Accrued investment income	696,430	239,549
Foreign currency translation adjustments	(77,542)	(43,078)
Ending balance of short-term investments	$ 14,344,092	$ 13,725,204